UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2006
                                                  -------------------
Check here if Amendment [ ]; Amendment Number:
                                                  --------------
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       MLT Management, LLC
Address:    767 Third Avenue, 16th Floor
            New York, NY  10017

Form 13F File Number:    28-11387
                         --------------------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Daniel J. Barach
Title:    Manager
Phone:    (212) 421-2757

Signature, Place, and Date of Signing:

     /s/ Daniel J. Barach           New York, NY             05/08/2006
    ----------------------    -------------------------   ----------------
          [Signature]               [City, State]              [Date]

Report Type (Check only one):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       22

Form 13F Information Table Value Total:       $90,753 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                               FORM 13F INFORMATION TABLE

          COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5     COLUMN 6     COLUMN 7           COLUMN 8
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                                                      VALUE    SHRS OR   SH/  PUT/ INVESTMENT    OTHER              VOTING
        NAME OF ISSUER     TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT   PRN  CALL DISCRETION   MANAGERS          AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               Sole    Shared  None
                                                                                                               ----    ------  ----
BON-TON STORES INC            COM          09776J101    582      18,000   SH        Sole                      18,000
CELESTICA INC                 SUB VTG SHS  15101Q108  3,435     300,000   SH        Sole                     300,000
CHIQUITA BRANDS INTL INC      COM          170032809  5,031     300,000   SH        Sole                     300,000
DENDREON CORP                 COM          24823Q107  4,710   1,000,000   SH        Sole                   1,000,000
ECI TELECOM LTD               ORD          268258100  5,576     492,175   SH        Sole                     492,175
ENZON PHARMACEUTICALS INC     COM          293904108  4,912     606,375   SH        Sole                     606,375
HUMAN GENOME SCIENCES INC     COM          444903108  3,261     300,000   SH        Sole                     300,000
INCYTE CORP                   COM          45337C102  2,238     371,700   SH        Sole                     371,700
INFOCUS CORP                  COM          45665B106  7,398   1,557,566   SH        Sole                   1,557,566
IRVINE SENSORS CORP           COM NEW      463664508  2,472     933,000   SH        Sole                     933,000
IVILLAGE INC                  COM          46588H105 21,025   2,500,000   SH        Sole                   2,500,000
MANUGISTICS GROUP INC         COM          565011103  2,626   1,215,711   SH        Sole                   1,215,711
MGI PHARMA INC                COM          552880106  1,738      99,293   SH        Sole                      99,293
MICROSOFT CORP                COM          594918104  2,721     100,000   SH        Sole                     100,000
NEOPHARM INC                  COM          640919106  2,508     300,000   SH        Sole                     300,000
SAVIENT PHARMACEUTICALS INC   COM          80517Q100  2,665     500,000   SH        Sole                     500,000
SONICWALL INC                 COM          835470105  3,880     547,194   SH        Sole                     547,194
THIRD WAVE TECHNOLOGIES INC   COM          88428W108  5,416   1,730,258   SH        Sole                   1,730,258
TOLLGRADE COMMUNICATIONS INC  COM          889542106  4,007     269,285   SH        Sole                     269,285
TRIMERIS INC                  COM          896263100    770      57,006   SH        Sole                      57,006
TUMBLEWEED COMMUNICATIONS CO  COM          899690101  2,702     903,695   SH        Sole                     903,965
VIRAGEN INC                   COM NEW      927638403  1,080   1,800,000   SH        Sole                   1,800,000
